LEASES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease cost
Fixed cost and variable cost that depend on index	$ 9,875	$ 7,806
Short-term lease cost	230	900
Total lease cost	$ 10,105	$ 8,706
Office spaces, stores and motor vehicles | Maximum
Lease description
Remaining lease term	5 years
Renewal term of lease	5 years